Label	Element	Value
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Sands Capital Select Growth Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TOUCHSTONE FUNDS GROUP TRUST

Touchstone Sands Capital Select Growth Fund
(the “Fund”)

Supplement dated December 16, 2020 to the Prospectus, Summary Prospectus and
Statement of Additional Information ("SAI") relating to Institutional Class shares and Class R6 shares of the Fund, dated September 1, 2020

Ticker Symbol for Institutional Class Shares

Effective December 15, 2020, the ticker symbol for Institutional Class shares of the Fund changed from TISNX to CISGX. The ticker symbol on the front cover of the Prospectus, Summary Prospectus and SAI is hereby updated accordingly.

Operating Expense Updates

The Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and the summary section of the Prospectus are hereby restated to reflect changes to “Other Operating Expenses” for Institutional Class and Class R6 shares:

	Institutional Class	Class R6(5)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees(1)	0.67%	0.67%
Distribution and/or Shareholder Service (12b-1) Fees	None	None
Other Expenses(2)
Liquidity Provider Expenses	0.04%	0.04%
Other Operating Expenses	0.19%	0.19%
Total Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	0.91%
Fee Waiver and/or Expense Reimbursement(3)	(0.08)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)(4)	0.83%	0.77%
(1) Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective June 1, 2020.
(2) Other Expenses are estimated based on fees and expenses incurred by Class Y shares of the Fund and expenses of similar Touchstone Funds. Institutional Class and Class R6 shares commenced operations on September 1, 2020. Class Y shares of the Fund are offered in a separate prospectus.
(3) Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.78% and 0.72% of average daily net assets for Institutional Class shares and Class R6 shares, respectively. This contractual expense limitation is effective through November 30, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone
Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(4) The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Institutional Class shares does not take into account the reorganization of the Touchstone Sands Capital Institutional Growth Fund, a series of Touchstone Institutional Funds Trust, into the Fund, which occurred on December 11, 2020. Had the increased assets associated with the reorganization been taken into account, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Institutional Class shares would have been 0.82%.
(5) An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Class R6
1 Year	$85	$79
3 Years	$282	$276
5 Years	$496	$490
10 Years	$1,112	$1,107

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated based on fees and expenses incurred by Class Y shares of the Fund and expenses of similar Touchstone Funds. Institutional Class and Class R6 shares commenced operations on September 1, 2020. Class Y shares of the Fund are offered in a separate prospectus.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective June 1, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing [Text Block]	ck0000914243_SupplementClosingTextBlock
Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,112
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[1],[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%	[2],[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[2],[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,107

[1]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective June 1, 2020.
[2]	Other Expenses are estimated based on fees and expenses incurred by Class Y shares of the Fund and expenses of similar Touchstone Funds. Institutional Class and Class R6 shares commenced operations on September 1, 2020. Class Y shares of the Fund are offered in a separate prospectus.
[3]	Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.78% and 0.72% of average daily net assets for Institutional Class shares and Class R6 shares, respectively. This contractual expense limitation is effective through November 30, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[4]	An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.